RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Plan assets	$ 524	$ 760
Less accrued benefit obligation	(510)	(685)
Accrued benefit asset (liability)	$ 14	$ 75